Schedule of Investments(a)
September 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–55.20%
Advertising–0.13%
Lamar Media Corp.,
3.75%, 02/15/2028	$38,000	$39,137
3.63%, 01/15/2031	13,000	13,016
		52,153
Aerospace & Defense–0.15%
Boeing Co. (The),
2.75%, 02/01/2026	23,000	23,968
2.20%, 02/04/2026	38,000	38,289
		62,257
Agricultural & Farm Machinery–0.16%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	66,000	66,924
Airlines–0.66%
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	13,015	13,083
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	27,000	27,240
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	4,000	4,109
Delta Air Lines, Inc., 7.38%, 01/15/2026	7,000	8,250
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	30,175	32,296
4.75%, 10/20/2028(b)	61,432	68,535
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	22,234	22,689
Series 2020-1, Class A, 5.88%, 10/15/2027	45,446	50,949
Series 2018-1, Class AA, 3.50%, 03/01/2030	17,174	18,170
United Airlines, Inc.,
4.38%, 04/15/2026(b)	9,000	9,247
4.63%, 04/15/2029(b)	16,000	16,555
		271,123
Apparel Retail–0.11%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	12,000	12,045
Gap, Inc. (The), 3.88%, 10/01/2031(b)	33,000	33,041
		45,086
Application Software–0.33%
salesforce.com, inc.,
2.90%, 07/15/2051	82,000	81,939
3.05%, 07/15/2061	51,000	51,704
		133,643
Asset Management & Custody Banks–0.39%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	18,000	19,130
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Ares Capital Corp., 2.88%, 06/15/2028	$57,000	$57,783
CI Financial Corp. (Canada), 3.20%, 12/17/2030	33,000	34,283
Hercules Capital, Inc., 2.63%, 09/16/2026	25,000	25,006
Owl Rock Capital Corp., 2.63%, 01/15/2027	24,000	24,059
		160,261
Auto Parts & Equipment–0.25%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	71,000	73,300
5.38%, 03/01/2029(b)	27,000	28,572
		101,872
Automobile Manufacturers–1.50%
Ford Motor Credit Co. LLC,
3.09%, 01/09/2023	200,000	203,190
3.38%, 11/13/2025	205,000	210,894
2.70%, 08/10/2026	44,000	44,143
Hyundai Capital America,
5.75%, 04/06/2023(b)	25,000	26,815
4.30%, 02/01/2024(b)	4,000	4,294
5.88%, 04/07/2025(b)	10,000	11,434
2.00%, 06/15/2028(b)	53,000	52,102
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	63,000	62,383
		615,255
Building Products–0.23%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	25,000	24,371
Masco Corp.,
1.50%, 02/15/2028	22,000	21,422
2.00%, 02/15/2031	12,000	11,621
3.13%, 02/15/2051	12,000	11,798
Standard Industries, Inc., 3.38%, 01/15/2031(b)	25,000	23,824
		93,036
Cable & Satellite–1.17%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 02/01/2031(b)	16,000	16,298
4.50%, 06/01/2033(b)	26,000	26,493
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.50%, 06/01/2041	27,000	26,551
3.50%, 03/01/2042	67,000	65,624
3.90%, 06/01/2052	43,000	42,910
3.85%, 04/01/2061	36,000	34,411
4.40%, 12/01/2061	17,000	17,717

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Comcast Corp.,
3.25%, 11/01/2039	$5,000	$5,284
2.89%, 11/01/2051(b)	10,000	9,609
2.99%, 11/01/2063(b)	13,000	12,208
Cox Communications, Inc.,
2.60%, 06/15/2031(b)	33,000	33,426
2.95%, 10/01/2050(b)	10,000	9,420
3.60%, 06/15/2051(b)	88,000	92,463
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	8,000	8,120
3.88%, 09/01/2031(b)	82,000	80,206
		480,740
Computer & Electronics Retail–0.20%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	23,000	27,378
8.35%, 07/15/2046	18,000	29,249
Leidos, Inc., 2.30%, 02/15/2031	27,000	26,414
		83,041
Consumer Finance–0.27%
Ally Financial, Inc., Series C, 4.70%(c)(d)	57,000	59,708
OneMain Finance Corp., 3.88%, 09/15/2028	53,000	52,734
		112,442
Copper–0.23%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	49,000	51,144
4.38%, 08/01/2028	18,000	18,855
Southern Copper Corp. (Peru), 5.88%, 04/23/2045	18,000	24,358
		94,357
Data Processing & Outsourced Services–0.40%
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(b)	47,000	47,059
4.88%, 07/01/2029(b)	11,000	11,035
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	11,000	11,156
PayPal Holdings, Inc.,
2.65%, 10/01/2026	14,000	14,969
2.85%, 10/01/2029	7,000	7,476
Square, Inc.,
2.75%, 06/01/2026(b)	24,000	24,359
3.50%, 06/01/2031(b)	47,000	48,268
		164,322
Department Stores–0.03%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	13,000	14,160
Diversified Banks–10.46%
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(c)	81,000	78,692
Bank of America Corp.,
2.69%, 04/22/2032(c)	66,000	67,244
2.30%, 07/21/2032(c)	44,000	43,402
2.48%, 09/21/2036(c)	71,000	69,628
BBVA Bancomer S.A. (Mexico), 6.75%, 09/30/2022(b)	150,000	157,938
	Principal Amount	Value
Diversified Banks–(continued)
Citigroup, Inc.,
2.88%, 07/24/2023(c)	$8,000	$8,158
3.11%, 04/08/2026(c)	20,000	21,242
4.41%, 03/31/2031(c)	16,000	18,483
2.57%, 06/03/2031(c)	33,000	33,657
2.56%, 05/01/2032(c)	43,000	43,454
3.88%(c)(d)	97,000	99,304
Series A, 5.95%(c)(d)	16,000	16,690
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(b)	200,000	199,512
3.31%, 03/11/2041(b)	200,000	205,487
Corp. Andina de Fomento (Supranational), 4.38%, 06/15/2022	50,000	51,406
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(b)	200,000	198,534
HSBC Holdings PLC (United Kingdom), 6.00%(c)(d)	200,000	219,750
ING Groep N.V. (Netherlands),
3.88%(c)(d)	200,000	194,480
6.88%(b)(c)(d)	200,000	205,603
Series NC10, 4.25%(c)(d)	200,000	194,480
JPMorgan Chase & Co.,
1.03% (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	42,000	42,564
2.08%, 04/22/2026(c)	25,000	25,723
3.63%, 12/01/2027	10,000	10,930
2.58%, 04/22/2032(c)	41,000	41,599
3.11%, 04/22/2041(c)	15,000	15,527
Series W, 1.12% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	31,000	27,662
Mizuho Financial Group, Inc. (Japan),
2.56%, 09/13/2031	200,000	197,281
2.17%, 05/22/2032(c)	200,000	196,520
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	250,000	253,167
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(b)(c)	200,000	199,076
3.27%, 02/18/2036(b)(c)	200,000	198,614
4.30%(b)(c)(d)	200,000	197,250
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	42,000	40,622
2.93%, 09/17/2041	60,000	58,506
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	200,000	199,753
U.S. Bancorp, 1.38%, 07/22/2030	18,000	17,172
UniCredit S.p.A. (Italy),
1.98%, 06/03/2027(b)(c)	200,000	199,590
3.13%, 06/03/2032(b)(c)	200,000	202,816
Wells Fargo & Co.,
3.07%, 04/30/2041(c)	13,000	13,371
Series BB, 3.90%(c)(d)	23,000	23,733
		4,288,620
Diversified Capital Markets–1.19%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	250,000	280,160
7.13%(b)(c)(d)	200,000	207,848
		488,008
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Diversified Metals & Mining–0.11%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	$45,000	$46,557
Diversified REITs–1.18%
Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	15,000	16,759
2.50%, 08/16/2031	28,000	27,620
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	200,000	222,804
4.87%, 01/15/2030(b)	200,000	218,270
		485,453
Drug Retail–0.82%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	200,000	200,276
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	116,601	137,753
		338,029
Electric Utilities–0.89%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	200,000	195,350
Duke Energy Corp., 3.25%, 01/15/2082(c)	44,000	43,822
Duke Energy Progress LLC, 2.50%, 08/15/2050	33,000	30,010
PacifiCorp, 2.90%, 06/15/2052	51,000	49,707
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(c)	25,000	25,532
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	21,000	21,155
		365,576
Electronic Components–0.22%
Corning, Inc., 5.45%, 11/15/2079	66,000	89,796
Electronic Equipment & Instruments–0.19%
Teledyne Technologies, Inc., 2.75%, 04/01/2031	12,000	12,285
Vontier Corp.,
1.80%, 04/01/2026(b)	13,000	12,923
2.40%, 04/01/2028(b)	30,000	29,625
2.95%, 04/01/2031(b)	25,000	24,889
		79,722
Electronic Manufacturing Services–0.06%
Jabil, Inc., 3.00%, 01/15/2031	24,000	24,643
Environmental & Facilities Services–0.12%
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	48,000	48,360
Financial Exchanges & Data–1.03%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	200,000	196,200
Coinbase Global, Inc.,
3.38%, 10/01/2028(b)	12,000	11,545
3.63%, 10/01/2031(b)	17,000	16,182
Moody’s Corp.,
2.00%, 08/19/2031	45,000	44,088
2.75%, 08/19/2041	53,000	51,548
5.25%, 07/15/2044	10,000	13,426
	Principal Amount	Value
Financial Exchanges & Data–(continued)
MSCI, Inc.,
3.88%, 02/15/2031(b)	$31,000	$32,550
3.63%, 11/01/2031(b)	30,000	31,256
3.25%, 08/15/2033(b)	13,000	13,165
S&P Global, Inc., 1.25%, 08/15/2030	11,000	10,366
		420,326
Food Distributors–0.15%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	60,000	59,907
Food Retail–0.23%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	6,000	6,143
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)	38,000	39,119
3.63%, 05/13/2051(b)	46,000	47,625
		92,887
Health Care Distributors–0.15%
McKesson Corp., 1.30%, 08/15/2026	42,000	41,681
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	21,000	21,236
		62,917
Health Care REITs–0.24%
Diversified Healthcare Trust, 4.38%, 03/01/2031	26,000	25,181
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	14,000	13,434
Healthpeak Properties, Inc., 2.88%, 01/15/2031	7,000	7,309
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	39,000	38,685
Physicians Realty L.P., 4.30%, 03/15/2027	4,000	4,529
Welltower, Inc., 3.10%, 01/15/2030	9,000	9,522
		98,660
Health Care Services–0.77%
CVS Health Corp.,
1.30%, 08/21/2027	21,000	20,686
2.70%, 08/21/2040	4,000	3,823
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	150,000	150,816
Piedmont Healthcare, Inc.,
Series 2042, 2.04%, 01/01/2032	24,000	23,572
2.72%, 01/01/2042	23,000	22,558
2.86%, 01/01/2052	27,000	26,292
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051	71,000	67,836
		315,583
Health Care Supplies–1.10%
Mozart Debt Merger Sub, Inc.,
3.88%, 04/01/2029(b)	429,000	429,000
5.25%, 10/01/2029(b)	20,000	20,000
		449,000
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Home Improvement Retail–0.08%
Lowe’s Cos., Inc., 2.63%, 04/01/2031	$33,000	$33,850
Homebuilding–0.29%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	31,000	33,337
3.97%, 08/06/2061	87,000	83,480
		116,817
Hotels, Resorts & Cruise Lines–0.14%
Expedia Group, Inc.,
4.63%, 08/01/2027	15,000	17,015
2.95%, 03/15/2031	11,000	11,125
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	28,000	27,615
		55,755
Independent Power Producers & Energy Traders–0.67%
AES Corp. (The),
1.38%, 01/15/2026	5,000	4,938
2.45%, 01/15/2031	16,000	15,801
Calpine Corp., 3.75%, 03/01/2031(b)	59,000	56,861
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	200,000	196,563
		274,163
Industrial Machinery–0.05%
Flowserve Corp., 2.80%, 01/15/2032	21,000	20,805
Industrial REITs–0.08%
Lexington Realty Trust, 2.38%, 10/01/2031	34,000	33,008
Insurance Brokers–0.12%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	25,000	26,815
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	23,000	23,438
		50,253
Integrated Oil & Gas–1.95%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	62,000	62,671
2.94%, 06/04/2051	32,000	30,310
3.00%, 03/17/2052	36,000	34,469
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	11,000	10,803
Ecopetrol S.A. (Colombia), 5.88%, 05/28/2045	12,000	12,138
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	18,000	18,462
Petrobras Global Finance B.V. (Brazil), 5.50%, 06/10/2051	10,000	9,322
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	23,000	21,857
Petronas Capital Ltd. (Malaysia), 2.48%, 01/28/2032(b)	200,000	199,226
Qatar Petroleum (Qatar),
2.25%, 07/12/2031(b)	200,000	198,354
3.30%, 07/12/2051(b)	200,000	202,404
		800,016
	Principal Amount	Value
Integrated Telecommunication Services–1.61%
AT&T, Inc.,
3.10%, 02/01/2043	$25,000	$24,012
3.50%, 09/15/2053	38,000	37,684
3.55%, 09/15/2055	49,000	48,420
3.50%, 02/01/2061	15,000	14,387
NBN Co. Ltd. (Australia),
1.63%, 01/08/2027(b)	200,000	199,480
2.50%, 01/08/2032(b)	200,000	199,256
Verizon Communications, Inc.,
2.55%, 03/21/2031	16,000	16,207
2.36%, 03/15/2032(b)	25,000	24,738
4.81%, 03/15/2039	5,000	6,209
2.65%, 11/20/2040	11,000	10,350
3.40%, 03/22/2041	19,000	19,861
2.88%, 11/20/2050	17,000	15,871
3.55%, 03/22/2051	4,000	4,224
3.00%, 11/20/2060	18,000	16,656
3.70%, 03/22/2061	21,000	22,223
		659,578
Interactive Home Entertainment–0.27%
Electronic Arts, Inc.,
1.85%, 02/15/2031	35,000	33,874
2.95%, 02/15/2051	34,000	32,706
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	46,000	44,965
		111,545
Interactive Media & Services–0.28%
Alphabet, Inc., 2.25%, 08/15/2060	24,000	21,014
Match Group Holdings II LLC,
5.63%, 02/15/2029(b)	29,000	31,265
3.63%, 10/01/2031(b)	32,000	31,660
Twitter, Inc., 3.88%, 12/15/2027(b)	27,000	28,856
		112,795
Internet & Direct Marketing Retail–0.22%
Amazon.com, Inc.,
2.10%, 05/12/2031	34,000	34,463
2.88%, 05/12/2041	19,000	19,623
3.10%, 05/12/2051	33,000	34,565
		88,651
Internet Services & Infrastructure–0.48%
Twilio, Inc.,
3.63%, 03/15/2029	42,000	43,018
3.88%, 03/15/2031	42,000	43,053
VeriSign, Inc., 2.70%, 06/15/2031	27,000	27,475
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	83,000	82,692
		196,238
Investment Banking & Brokerage–1.91%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	54,000	53,199
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
0.63% (SOFR + 0.58%), 03/08/2024(e)	$66,000	$66,159
3.50%, 04/01/2025	15,000	16,132
3.27%, 09/29/2025(c)	18,000	19,227
0.84% (SOFR + 0.79%), 12/09/2026(e)	65,000	65,252
1.09%, 12/09/2026(c)	25,000	24,645
0.86% (SOFR + 0.81%), 03/09/2027(e)	93,000	93,164
1.99%, 01/27/2032(c)	24,000	23,160
2.62%, 04/22/2032(c)	16,000	16,204
2.38%, 07/21/2032(c)	43,000	42,602
3.21%, 04/22/2042(c)	15,000	15,520
2.91%, 07/21/2042(c)	34,000	33,567
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	25,000	28,136
Morgan Stanley,
2.19%, 04/28/2026(c)	15,000	15,493
2.70%, 01/22/2031(c)	49,000	50,553
3.62%, 04/01/2031(c)	16,000	17,644
2.24%, 07/21/2032(c)	72,000	70,806
2.48%, 09/16/2036(c)	89,000	87,154
3.22%, 04/22/2042(c)	12,000	12,566
2.80%, 01/25/2052(c)	14,000	13,481
Raymond James Financial, Inc., 3.75%, 04/01/2051	18,000	20,067
		784,731
IT Consulting & Other Services–0.17%
DXC Technology Co., 2.38%, 09/15/2028	69,000	68,224
Life & Health Insurance–1.53%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	37,000	42,647
Athene Global Funding,
1.20%, 10/13/2023(b)	35,000	35,455
2.50%, 01/14/2025(b)	20,000	20,799
1.45%, 01/08/2026(b)	16,000	16,047
Athene Holding Ltd.,
6.15%, 04/03/2030	18,000	22,670
3.95%, 05/25/2051	7,000	7,751
Belrose Funding Trust, 2.33%, 08/15/2030(b)	39,000	38,517
F&G Global Funding, 2.00%, 09/20/2028(b)	65,000	64,046
GA Global Funding Trust, 1.95%, 09/15/2028(b)	150,000	147,933
MAG Mutual Insurance Co., 4.75%, 04/30/2041(f)	172,000	176,897
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	12,000	13,731
Pacific LifeCorp, 3.35%, 09/15/2050(b)	20,000	21,178
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	10,000	10,439
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(b)	10,000	10,821
		628,931
	Principal Amount	Value
Life Sciences Tools & Services–0.03%
Illumina, Inc., 2.55%, 03/23/2031	$13,000	$13,135
Managed Health Care–0.45%
Centene Corp., 2.50%, 03/01/2031	84,000	82,950
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	45,000	45,581
3.00%, 06/01/2051	45,000	46,053
UnitedHealth Group, Inc., 3.75%, 07/15/2025	10,000	11,021
		185,605
Metal & Glass Containers–0.11%
Ball Corp., 3.13%, 09/15/2031	33,000	32,631
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	11,000	10,838
		43,469
Multi-line Insurance–0.53%
AIG Global Funding, 2.70%, 12/15/2021(b)	19,000	19,093
American Financial Group, Inc., 3.50%, 08/15/2026	4,000	4,371
American International Group, Inc., 3.40%, 06/30/2030	25,000	27,298
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	10,000	11,423
4.63%, 04/29/2030	20,000	22,560
3.38%, 03/03/2031(b)	10,000	10,381
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	100,000	121,925
		217,051
Multi-Utilities–0.10%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	12,000	13,007
WEC Energy Group, Inc.,
1.38%, 10/15/2027	15,000	14,758
1.80%, 10/15/2030	14,000	13,422
		41,187
Office REITs–0.28%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	16,000	17,828
Boston Properties L.P., 3.25%, 01/30/2031	13,000	13,821
Office Properties Income Trust,
4.50%, 02/01/2025	32,000	34,315
2.65%, 06/15/2026	6,000	6,056
2.40%, 02/01/2027	43,000	42,521
		114,541
Oil & Gas Exploration & Production–1.26%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	28,000	28,684
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(b)	45,000	44,616
EQT Corp., 3.13%, 05/15/2026(b)	8,000	8,211
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	200,000	200,217
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	200,000	196,571
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Murphy Oil Corp., 6.38%, 07/15/2028	$35,000	$37,056
		515,355
Oil & Gas Refining & Marketing–0.07%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	29,000	29,431
Oil & Gas Storage & Transportation–0.35%
Enbridge, Inc. (Canada),
1.60%, 10/04/2026	29,000	29,122
3.40%, 08/01/2051	30,000	30,290
MPLX L.P., 1.75%, 03/01/2026	18,000	18,123
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	20,000	20,421
ONEOK, Inc., 6.35%, 01/15/2031	31,000	39,729
Western Midstream Operating L.P., 2.23% (3 mo. USD LIBOR + 2.10%), 01/13/2023(e)	4,000	4,001
		141,686
Other Diversified Financial Services–1.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	150,000	159,862
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	23,000	22,776
4.25%, 04/15/2026(b)	9,000	9,684
2.75%, 02/21/2028(b)	24,000	23,955
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	27,000	25,536
2.80%, 09/30/2050(b)	10,000	9,618
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	15,000	14,985
2.63%, 12/15/2026(b)	34,000	33,909
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	69,000	70,487
2.13%, 02/15/2027(b)	60,000	59,360
2.85%, 09/30/2028(b)	38,000	37,771
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	45,000	44,541
Brookfield Finance, Inc. (Canada),
2.72%, 04/15/2031	30,000	30,716
3.50%, 03/30/2051	48,000	50,225
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	10,000	10,562
		603,987
Packaged Foods & Meats–0.48%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	5,000	5,209
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	200,000	193,440
		198,649
Paper Packaging–0.40%
Berry Global, Inc.,
0.95%, 02/15/2024(b)	43,000	43,102
1.65%, 01/15/2027(b)	48,000	47,456
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	37,000	38,943
	Principal Amount	Value
Paper Packaging–(continued)
Sealed Air Corp., 1.57%, 10/15/2026(b)	$33,000	$32,833
		162,334
Paper Products–0.13%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	23,000	22,396
3.13%, 01/15/2032	32,000	30,944
		53,340
Pharmaceuticals–0.15%
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	35,000	37,473
Royalty Pharma PLC, 2.15%, 09/02/2031	24,000	23,139
		60,612
Property & Casualty Insurance–0.45%
Allstate Corp. (The), 4.20%, 12/15/2046	4,000	4,882
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	13,000	13,970
2.45%, 03/15/2031	21,000	20,914
3.20%, 09/17/2051	24,000	22,940
First American Financial Corp., 2.40%, 08/15/2031	44,000	42,905
W.R. Berkley Corp.,
4.00%, 05/12/2050	10,000	11,550
3.55%, 03/30/2052	27,000	28,693
3.15%, 09/30/2061	40,000	38,561
		184,415
Railroads–0.49%
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	204,000	200,391
Real Estate Development–0.62%
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	200,000	208,920
Essential Properties L.P., 2.95%, 07/15/2031	33,000	33,213
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	12,000	12,354
		254,487
Regional Banks–1.50%
Citizens Financial Group, Inc., Series G, 4.00%(c)(d)	47,000	48,234
Fifth Third Bancorp,
4.30%, 01/16/2024	20,000	21,510
2.55%, 05/05/2027	10,000	10,518
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	12,000	12,162
Huntington Bancshares, Inc., 2.49%, 08/15/2036(b)(c)	37,000	36,478
KeyCorp, 2.25%, 04/06/2027	25,000	25,847
M&T Bank Corp., 3.50%(c)(d)	43,000	42,785
SVB Financial Group,
2.10%, 05/15/2028	24,000	24,247
1.80%, 02/02/2031	31,000	29,782
Series C, 4.00%(c)(d)	101,000	103,651
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Regional Banks–(continued)
Zions Bancorporation N.A., 3.25%, 10/29/2029	$250,000	$260,217
		615,431
Reinsurance–0.50%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	19,000	18,750
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	48,000	52,776
3.13%, 06/15/2031(b)	26,000	26,299
4.70%, 10/15/2051(b)(c)	96,000	99,338
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	8,000	8,608
		205,771
Renewable Electricity–0.51%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	208,000	208,506
Residential REITs–0.33%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	10,000	9,917
3.38%, 07/15/2051	10,000	10,166
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	13,000	13,089
Mid-America Apartments L.P., 2.88%, 09/15/2051	10,000	9,687
Spirit Realty L.P.,
2.10%, 03/15/2028	12,000	11,948
3.40%, 01/15/2030	25,000	26,593
2.70%, 02/15/2032	12,000	11,912
Sun Communities Operating L.P.,
2.30%, 11/01/2028	19,000	19,047
2.70%, 07/15/2031	13,000	13,150
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	9,000	9,116
		134,625
Restaurants–0.15%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	62,000	61,458
Retail REITs–0.52%
Agree L.P.,
2.00%, 06/15/2028	17,000	16,870
2.60%, 06/15/2033	24,000	23,770
Kimco Realty Corp.,
1.90%, 03/01/2028	24,000	24,021
2.70%, 10/01/2030	10,000	10,293
2.25%, 12/01/2031	26,000	25,426
National Retail Properties, Inc., 3.50%, 04/15/2051	27,000	28,165
Realty Income Corp., 3.25%, 01/15/2031	16,000	17,372
Retail Properties of America, Inc., 4.75%, 09/15/2030	11,000	12,111
Simon Property Group L.P., 1.38%, 01/15/2027	57,000	56,432
		214,460
	Principal Amount	Value
Semiconductors–0.65%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	$19,000	$18,414
3.42%, 04/15/2033(b)	58,000	60,088
3.47%, 04/15/2034(b)	38,000	39,166
3.19%, 11/15/2036(b)	34,000	33,961
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	53,000	54,520
Micron Technology, Inc.,
4.98%, 02/06/2026	4,000	4,579
4.19%, 02/15/2027	30,000	33,769
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	5,000	5,069
3.00%, 06/01/2031	15,000	15,353
		264,919
Sovereign Debt–1.92%
Egypt Government International Bond (Egypt), 3.88%, 02/16/2026(b)	200,000	188,513
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061	200,000	186,583
Mexico Government International Bond (Mexico), 4.00%, 10/02/2023	2,000	2,138
Morocco Government International Bond (Morocco), 2.38%, 12/15/2027(b)	200,000	196,244
Peruvian Government International Bond (Peru), 2.78%, 01/23/2031	10,000	9,921
Romanian Government International Bond (Romania), 3.00%, 02/14/2031(b)	10,000	10,224
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	200,000	193,598
		787,221
Specialized Finance–0.67%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	256,000	274,513
Specialized REITs–0.78%
American Tower Corp.,
2.70%, 04/15/2031	53,000	54,229
2.95%, 01/15/2051	39,000	36,860
Crown Castle International Corp., 2.50%, 07/15/2031	57,000	56,998
Extra Space Storage L.P.,
2.55%, 06/01/2031	22,000	22,073
2.35%, 03/15/2032	29,000	28,362
Life Storage L.P., 2.40%, 10/15/2031	52,000	51,539
SBA Communications Corp., 3.13%, 02/01/2029(b)	74,000	71,595
		321,656
Specialty Chemicals–1.00%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	203,160
5.50%, 03/18/2031	200,000	205,100
		408,260
Steel–0.04%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	18,000	17,955
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Systems Software–0.16%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	$30,000	$29,937
Microsoft Corp., 2.53%, 06/01/2050	4,000	3,856
VMware, Inc., 2.20%, 08/15/2031	32,000	31,311
		65,104
Technology Hardware, Storage & Peripherals–0.17%
Apple, Inc.,
4.25%, 02/09/2047	4,000	4,971
2.80%, 02/08/2061	68,000	65,053
		70,024
Thrifts & Mortgage Finance–0.27%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026(b)	40,000	39,138
4.00%, 10/15/2033(b)	74,000	73,537
		112,675
Tobacco–0.25%
Altria Group, Inc.,
2.45%, 02/04/2032	27,000	25,891
3.70%, 02/04/2051	33,000	31,131
4.00%, 02/04/2061	33,000	31,671
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	15,000	14,898
		103,591
Trading Companies & Distributors–0.06%
Air Lease Corp., 3.00%, 09/15/2023	25,000	25,991
Trucking–0.57%
Aviation Capital Group LLC, 4.13%, 08/01/2025(b)	10,000	10,770
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	53,000	53,204
3.15%, 06/15/2031(b)	74,000	74,785
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	93,000	93,814
		232,573
Wireless Telecommunication Services–2.81%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	175,000	187,119
5.15%, 03/20/2028(b)	209,000	239,106
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	46,000	46,575
2.63%, 04/15/2026	51,000	52,211
2.63%, 02/15/2029	28,000	28,331
3.40%, 10/15/2052(b)	81,000	79,159
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	200,000	203,012
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(c)	26,000	26,422
4.13%, 06/04/2081(c)	43,000	43,576
5.13%, 06/04/2081(c)	48,000	49,493
Xiaomi Best Time International Ltd. (China), 2.88%, 07/14/2031(b)	200,000	198,309
		1,153,313
Total U.S. Dollar Denominated Bonds & Notes (Cost $22,274,351)		22,637,797
	Principal Amount	Value
U.S. Treasury Securities–17.97%
U.S. Treasury Bills–0.40%
0.04% - 0.05%, 02/17/2022(g)(h)	$163,000	$162,973
U.S. Treasury Bonds–5.17%
1.75%, 08/15/2041	1,154,000	1,103,512
2.38%, 05/15/2051	953,800	1,018,182
		2,121,694
U.S. Treasury Notes–12.40%
0.13%, 08/31/2023	15,000	14,961
0.38%, 09/15/2024	79,700	79,364
0.75%, 08/31/2026	2,719,100	2,690,422
0.88%, 09/30/2026	202,000	200,927
1.13%, 08/31/2028	829,100	819,449
1.25%, 08/15/2031	1,310,400	1,278,766
		5,083,889
Total U.S. Treasury Securities (Cost $7,483,093)		7,368,556

Asset-Backed Securities–13.09%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(i)	5,004	5,198
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	100,000	99,386
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	22,393	22,524
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	58,140	58,607
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	44,374	44,412
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(i)	7,954	8,007
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(i)	21,414	21,645
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	44,508	44,760
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.32% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	250,000	250,583
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(i)	70,000	75,960
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	101,000	105,311
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	100,000	101,773
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	100,000	102,597
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.71%, 04/10/2051(i)	42,000	46,229
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	96,793
Series 2019-B14, Class C, 3.90%, 12/15/2062(i)	83,700	88,810
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	75,293
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	$90,109	$90,281
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 1.75% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(e)	100,000	100,273
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	38,533	39,358
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	40,206	40,589
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	41,812	42,093
Citigroup Mortgage Loan Trust, Inc.,
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(i)	29,543	29,821
Series 2021-INV3, Class A3A, 2.50%, 05/25/2051(b)(i)	100,000	101,172
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(i)	27,144	27,186
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(i)	45,085	45,249
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	35,730	35,935
COMM Mortgage Trust, Series 2015-CR25, Class B, 4.68%, 08/10/2048(i)	72,000	78,534
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(j)	41,782	41,917
Credit Suisse Mortgage Capital Trust, Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	79,771	79,910
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	139,000	143,215
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 2.76%, 06/25/2034(i)	9,277	9,718
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	49,000	53,402
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	49,000	51,419
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(i)	27,887	27,981
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	107,365	115,800
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	36,348	36,696
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	56,000	57,658
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	42,354	43,021
Flagstar Mortgage Trust, Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	99,062	101,517
Principal Amount		Value

Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(i)	$10,336	$10,497
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(j)	34,362	34,498
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(i)	38,279	39,151
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.98%, 04/19/2036(i)	38,330	33,791
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	53,287
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	55,000	56,388
GS Mortgage-Backed Securities Trust, Series 2021-INV, Class A6, 2.50%, 12/25/2051(b)(i)	98,830	101,149
Invitation Homes Trust, Series 2017-SFR2, Class C, 1.53% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(e)	33,531	33,615
Life Mortgage Trust, Series 2021-BMR, Class B, 0.96% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(e)	100,000	100,234
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	61,284	62,843
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	60,000	61,409
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.24%, 11/25/2035(i)	9,426	9,613
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(e)	99,000	99,031
Series 2017-CLS, Class B, 0.93% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(e)	49,000	49,018
Series 2017-CLS, Class C, 1.08% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(e)	33,000	33,023
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	90,929
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	65,472
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	51,195	52,128
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	41,720	42,945
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	33,199	33,476
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	44,869	45,290
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	98,729	101,540
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	117,567
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	100,000	100,886
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	$49,458	$52,245
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	40,000	40,211
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	40,000	40,225
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	35,916	36,270
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	61,528	61,511
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	68,301	68,496
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.41%, 09/25/2034(i)	5,384	5,530
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 2.45%, 11/25/2033(i)	40,659	41,073
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	96,667	97,918
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(i)	22,558	23,179
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.41% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	250,000	250,615
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(i)	21,392	21,677
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	88,219
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(j)	34,881	35,344
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(i)	73,963	74,026
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	62,457	62,467
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	57,750	61,297
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 04/15/2045	80,000	80,897
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	156,500	159,884
Total Asset-Backed Securities (Cost $5,280,386)		5,369,497
U.S. Government Sponsored Agency Mortgage-Backed Securities–6.29%
Collateralized Mortgage Obligations–0.50%
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(i)	23,000	26,689
Series K085, Class AM, 4.06%, 10/25/2028(i)	23,000	26,717
Series K089, Class AM, 3.63%, 01/25/2029(i)	39,000	44,516
Series K088, Class AM, 3.76%, 01/25/2029(i)	92,000	105,654
		203,576
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.34%
6.50%, 08/01/2032	$356	$400
4.00%, 11/01/2048 to 07/01/2049	130,378	140,110
		140,510
Federal National Mortgage Association (FNMA)–3.35%
3.50%, 12/01/2030 to 05/01/2047	479,831	513,892
6.50%, 09/01/2031	518	597
7.00%, 09/01/2032	4,010	4,326
TBA, 2.00%, 10/01/2036(k)	831,000	855,897
		1,374,712
Government National Mortgage Association (GNMA)–0.99%
7.50%, 06/15/2023	176	177
8.50%, 11/15/2024	464	466
7.00%, 07/15/2031 to 08/15/2031	547	624
6.50%, 11/15/2031 to 03/15/2032	953	1,065
6.00%, 11/15/2032	650	737
4.00%, 07/20/2049	49,603	52,912
TBA, 2.00%, 10/01/2051(k)	345,000	350,000
		405,981
Uniform Mortgage-Backed Securities–1.11%
TBA, 2.00%, 10/01/2051(k)	455,000	456,262
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,553,875)		2,581,041
	Shares
Preferred Stocks–1.76%
Asset Management & Custody Banks–0.06%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	21,000	23,100
Diversified Banks–0.74%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	32,000	35,888
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	30,000	34,806
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	95,000	99,463
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	57,000	59,206
JPMorgan Chase & Co., 3.60%, Series I, Pfd.(e)	56,000	56,307
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	11	16,302
		301,972
Integrated Telecommunication Services–0.28%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	100,000	117,375
Investment Banking & Brokerage–0.50%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	26,000	26,851
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)	40,000	40,500
Morgan Stanley, 6.88%, Series F, Pfd.(c)	5,000	140,100
		207,451
Life & Health Insurance–0.06%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	23,000	24,093
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Shares		Value
Multi-Utilities–0.05%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)		18,000	$19,091
Other Diversified Financial Services–0.07%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)		26,000	28,275
Total Preferred Stocks (Cost $671,733)			721,357
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.34%(l)
Movies & Entertainment–0.34%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	140,450

Agency Credit Risk Transfer Notes–0.29%
Fannie Mae Connecticut Avenue Securities,
Series 2018-C05, Class 1M2, 2.44% (1 mo. USD LIBOR + 2.35%), 01/25/2031(e)		$19,996	20,309
Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)		12,735	12,819
Series 2019-R06, Class 2M2, 2.19% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(e)		14,789	14,843
Freddie Mac, Series 2020-DNA5, Class M2, STACR®, 2.85% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(e)		69,974	70,880
Total Agency Credit Risk Transfer Notes (Cost $117,816)			118,851
	Principal Amount	Value

Municipal Obligations–0.20%
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	$35,000	$34,151
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	50,000	48,995
Total Municipal Obligations (Cost $85,000)		83,146
	Shares
Money Market Funds–10.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)	1,465,653	1,465,653
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(m)(n)	1,201,165	1,201,646
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)	1,675,032	1,675,032
Total Money Market Funds (Cost $4,342,058)		4,342,331
Options Purchased–0.05%
(Cost $19,200)(o)		18,767
TOTAL INVESTMENTS IN SECURITIES–105.78% (Cost $42,939,077)		43,381,793
OTHER ASSETS LESS LIABILITIES—(5.78)%		(2,372,386)
NET ASSETS–100.00%		$41,009,407
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $16,992,720, which represented 41.44% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2021.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,152,387	$8,696,620	$(8,383,354)	$-	$-	$1,465,653	$351
Invesco Liquid Assets Portfolio, Institutional Class	943,049	6,211,871	(5,953,369)	(63)	158	1,201,646	152
Invesco Treasury Portfolio, Institutional Class	1,317,014	9,938,994	(9,580,976)	-	-	1,675,032	152
Total	$3,412,450	$24,847,485	$(23,917,699)	$(63)	$158	$4,342,331	$655

(n)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(o)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus JPY	Call	Goldman Sachs International	12/29/2021	JPY	111.85	USD	800,000	$ 7,370
Currency Risk
USD versus JPY	Put	Goldman Sachs International	12/29/2021	JPY	111.85	USD	800,000	11,397
Total Foreign Currency Options Purchased								$18,767

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation
Credit Risk
Goldman Sachs International	Put	1.09%	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)%	Quarterly	10/20/2021	2.8452%	$(5,592)	USD	1,165,000	$(4,194)	$1,398

(a)	Implied credit spreads represent the current level, as of September 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	27	December-2021	$5,941,477	$(3,586)	$(3,586)
U.S. Treasury 5 Year Notes	34	December-2021	4,173,234	(18,307)	(18,307)
U.S. Treasury Long Bonds	3	December-2021	477,656	(9,891)	(9,891)
U.S. Treasury Ultra Bonds	2	December-2021	382,125	(11,062)	(11,062)
Subtotal—Long Futures Contracts				(42,846)	(42,846)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	26	December-2021	(3,421,844)	27,719	27,719
U.S. Treasury 10 Year Ultra Notes	21	December-2021	(3,050,250)	50,792	50,792
Subtotal—Short Futures Contracts				78,511	78,511
Total Futures Contracts				$35,665	$35,665

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/17/2021	Citibank N.A.	EUR	251,000	USD	294,737	$3,750

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 36, Version 1	Buy	(5.00)%	Quarterly	06/20/2026	2.8452%	USD	751,000	$(72,766)	$(68,451)	$4,315

(a)	Centrally cleared swap agreements collateralized by $70,962 cash held with Credit Suisse Securities (USA) LLC.
(b)	Implied credit spreads represent the current level, as of September 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
JPY	—Japanese Yen
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$22,460,900	$176,897	$22,637,797
U.S. Treasury Securities	—	7,368,556	—	7,368,556
Asset-Backed Securities	—	5,369,497	—	5,369,497
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,581,041	—	2,581,041
Preferred Stocks	156,402	564,955	—	721,357
Non-U.S. Dollar Denominated Bonds & Notes	—	140,450	—	140,450
Agency Credit Risk Transfer Notes	—	118,851	—	118,851
Municipal Obligations	—	83,146	—	83,146
Money Market Funds	4,342,331	—	—	4,342,331
Options Purchased	—	18,767	—	18,767
Total Investments in Securities	4,498,733	38,706,163	176,897	43,381,793
Other Investments - Assets*
Futures Contracts	78,511	—	—	78,511
Forward Foreign Currency Contracts	—	3,750	—	3,750
Swap Agreements	—	4,315	—	4,315
	78,511	8,065	—	86,576
Other Investments - Liabilities*
Futures Contracts	(42,846)	—	—	(42,846)
Options Written	—	(4,194)	—	(4,194)
	(42,846)	(4,194)	—	(47,040)
Total Other Investments	35,665	3,871	—	39,536
Total Investments	$4,534,398	$38,710,034	$176,897	$43,421,329

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. Core Plus Bond Fund